Intangible assets (Details Narrative)	12 Months Ended
Dec. 31, 2020 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization method	straight line
Estimated residual value	$ 0
Weighted average useful lives	11 years 9 months 18 days